Summary of Significant Accounting Policies (Diluted EPS Calculation for Net Income) (Details) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to the Company	$ 1,176	$ 993	$ 855
Basic weighted average common shares outstanding	544	542	540
Dilutive weighted average common shares outstanding	552	551	544
Net Income [Member]
Net income attributable to the Company	1,176	993	855
Less: Portion attributable to participating securities	2	6	11
Net income attributable to common shares for diluted earnings per share	$ 1,174	$ 987	$ 844
Basic weighted average common shares outstanding	544	542	540
Dilutive effect of potentially issuable common shares	8	9	4
Dilutive weighted average common shares outstanding	552	551	544
Average stock price used to calculate common stock equivalents	$ 33.10	$ 29.40	$ 23.76